Principal Accounting Policies - Schedule of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Cash and cash equivalents	$ 45,284,308	$ 49,098,841	$ 10,336,467
Restricted cash		2,000,054	2,628,392
Total	$ 45,284,308	$ 51,098,895	$ 12,964,859	$ 10,689,462